File No. 333-76336


                    SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549-1004

                              POST-EFFECTIVE
                              AMENDMENT NO. 5

                                    TO

                                 FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                                  FT 594
                     BIOTECHNOLOGY PORTFOLIO, SERIES 7
                      CAPITAL GOODS PORTFOLIO, SERIES
                    COMMUNICATIONS PORTFOLIO, SERIES 10
                        ENERGY PORTFOLIO, SERIES 11
                  FINANCIAL SERVICES PORTFOLIO, SERIES 12
                         LEADING BRANDS, SERIES 11
                          LIFE SCIENCES, SERIES 4
                    PHARMACEUTICAL PORTFOLIO, SERIES 13
                     SEMICONDUCTOR PORTFOLIO, SERIES 7
                      TECHNOLOGY PORTFOLIO, SERIES 16
                   UTILITIES INCOME PORTFOLIO, SERIES 4
                           (Exact Name of Trust)

                       FIRST TRUST PORTFOLIOS, L.P.
                         (Exact Name of Depositor)

                           1001 Warrenville Road
                          Lisle, Illinois  60532

       (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.     CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen            Attn:  Eric F. Fess
          1001 Warrenville Road            111 West Monroe Street
          Lisle, Illinois  60532           Chicago, Illinois  60603


             (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    April 30, 2007
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)


                   CONTENTS OF POST-EFFECTIVE AMENDMENT
                         OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures


                       THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 594 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 594 BIOTECHNOLOGY PORTFOLIO, SERIES 7, CAPITAL GOODS PORTFOLIO, SERIES, COMMUNICATIONS PORTFOLIO, SERIES 10, ENERGY PORTFOLIO, SERIES 11, FINANCIAL SERVICES PORTFOLIO, SERIES 12, LEADING BRANDS, SERIES
11,   LIFE  SCIENCES,  SERIES  4,  PHARMACEUTICAL  PORTFOLIO,  SERIES  13,
SEMICONDUCTOR  PORTFOLIO, SERIES 7, TECHNOLOGY PORTFOLIO,  SERIES  16  and
UTILITIES INCOME PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2007.

                         FT 594
                         BIOTECHNOLOGY PORTFOLIO, SERIES 7
                         CAPITAL GOODS PORTFOLIO, SERIES
                         COMMUNICATIONS PORTFOLIO, SERIES 10
                         ENERGY PORTFOLIO, SERIES 11
                         FINANCIAL SERVICES PORTFOLIO, SERIES 12
                         LEADING BRANDS, SERIES 11
                         LIFE SCIENCES, SERIES 4
                         PHARMACEUTICAL PORTFOLIO, SERIES 13
                         SEMICONDUCTOR PORTFOLIO, SERIES 7
                         TECHNOLOGY PORTFOLIO, SERIES 16
                         UTILITIES INCOME PORTFOLIO, SERIES 4
                                    (Registrant)
                         ByFIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                         By        Jason T. Henry
                               Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                TITLE*                 DATE

Judith M. Van Kampen      Director           )
                          of The Charger     )April 30, 2007
                          Corporation, the   )
                          General Partner of )
                          First Trust        )
                          Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director          )
                          of The Charger     )Jason T. Henry
                          Corporation, the   )Attorney-in-Fact**
                          General Partner of )
                          First Trust        )
                          Portfolios, L.P.   )


David G. Wisen            Director           )
                          of The Charger     )
                          Corporation, the   )
                          General Partner of )
                          First Trust        )
                          Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.